INCOME TAXES Operating Loss Carryforwards, Expiration Date (Detail)	12 Months Ended
Dec. 31, 2014
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031
Investment Tax Credits, Expiration Date	Dec. 31, 2032
Alternative Minimum Tax Credit Carryforwards, Expiration Date	None
Minimum [Member] | State Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2016
Investment Tax Credits, Expiration Date	Dec. 31, 2016
Maximum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2034
Investment Tax Credits, Expiration Date	Dec. 31, 2034
Alternative Minimum Tax Credit Carryforwards, Expiration Date	None
Maximum [Member] | State Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2034
Investment Tax Credits, Expiration Date	Dec. 31, 2019